Long-term Investments - Equity method investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating data:
Net income (loss)	$ 461,075	$ 310,105	$ 357,495
Net income (loss) attributable to the investees' shareholders	449,020	300,801	342,598
Balance sheet data:
Current assets	3,576,788	3,491,781
Current liabilities	1,055,833	968,136
Long-term liabilities	2,027,790	1,957,477
Non-controlling interests	54,006	51,012
Equity Method Investment
Operating data:
Revenue	724,635	744,438	850,102
Gross profit	248,742	159,383	298,736
Income (loss) from operations	261,453	(35,142)	12,153
Net income (loss)	226,200	(72,168)	8,188
Net income (loss) attributable to the investees' shareholders	227,062	(68,129)	$ 9,856
Balance sheet data:
Current assets	2,105,598	1,833,099
Non-current assets	3,388,111	2,770,207
Current liabilities	1,297,642	1,310,409
Long-term liabilities	168,023	4,230
Non-controlling interests	$ (2,387)	$ (4,121)